MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Feb. 28, 2022
Disclosure of exploration and evaluation assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2020	$34,939
Additions	3,745
Recoveries from 100% Implats funded implementation budget	(229)
Foreign exchange movement	5,498
Balance August 31, 2021	$43,953
Additions	1,937
Write-off costs associated with prospecting right closures	(223)
Foreign exchange movement	(2,475)
Balance February 28, 2022	43,192